United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: 07/31/16

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2016
Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX
R6	FGULX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2015 through July 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Government Ultrashort Duration Fund (the “Fund”),1 based on net asset value for the 12-month reporting period ended July 31, 2016, was -0.49% for the Class A Shares, -0.11% for the Institutional Shares, -0.30%2 for the Class R6 Shares and -0.21% for the Service Shares. The -0.11% total return for the Institutional Shares for the reporting period consisted of 0.39% in dividends and -0.50% in depreciation of the net asset value of the shares. The total return of the Bank of America Merrill Lynch 6-Month Treasury Bill Index (BAML6MT),3 the Fund's broad-based securities market index, was 0.56% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.
The Fund's investment strategy focused on the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”) and the selection of individual securities within each sector (referred to as “security selection”). These were the most significant factors affecting the Fund's performance relative to the BAML6MT.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The beginning of the reporting period was characterized by speculation regarding if and when the Federal Reserve (the “Fed”) would finally take the first step toward monetary policy normalization after holding monetary policy unchanged since December 2008. The yield on 2-year Treasury securities increased from 0.67% at the beginning of the reporting period to 1.01% by the time the Fed decided to raise the federal funds target interest rate range from 0–0.25%, to 0.25%–0.50% in the middle of December 2015. Against the backdrop of rising interest rates and market uncertainty, spreads widened on agency mortgage-backed securities (MBS) as demand for these instruments declined. Constraints on dealer balance sheets as a result of regulatory changes contributed to the overall market reaction. As U.S. economic data softened early in 2016, and global uncertainty surrounding the UK referendum vote to leave the European Union took hold, expectations for future policy actions by the Fed subsided significantly. With the market coming to grips with a shallower tightening path by the Fed, the spread environment for MBS improved. The yield on 2-year Treasuries reflected the shift in market expectations as well. After peaking at close to 1.10% near the end of 2015, the yield then declined to end the reporting period on July 31, 2016 at 0.66%.
Annual Shareholder Report

SECTOR
As of the end of the reporting period, approximately 52% of the portfolio holdings were in government agency MBS.4 This sector offered incremental yield relative to traditional government money market securities, but spread widening on MBS resulted in price declines on these holdings that more than offset the yield benefit.5 This price depreciation contributed to the underperformance of the Fund over the reporting period relative to the BAML6MT.
SECURITY SELECTION
The Fund invests primarily in two types of mortgage securities: hybrid-arm pass-throughs and floating-rate collateralized mortgage obligations (CMOs). These types of MBS held within the portfolio typically have less spread and price volatility than fixed-rate MBS. During the reporting period, Fund management continued to favor floating rate CMOs because of their relatively low price volatility and shorter reset frequencies that make them more responsive to a rising interest rate environment. These types of securities offered increased yield relative to money market instruments, but the price declines on these holdings detracted from overall Fund performance. As a result, this allocation contributed to the Fund's underperformance relative to the BAML6MT. 47% of the Fund's assets were allocated to this sector as of July 31, 2016. The Fund continued to reduce its holdings of hybrid-arm pass-throughs during the reporting period, with 5% of the Fund's assets in such securities as of July 31, 2016, down from just under 10% a year earlier. These holdings also experienced spread widening and resulting price declines that detracted from overall Fund performance.
1	Although the Fund may invest in certain securities that are eligible for purchase by money market funds, the Fund is not a money market fund, and its share price will fluctuate.
2	The Fund's R6 class commenced operations on March 29, 2016. For the period prior to commencement of operations of the R6 class, the R6 class performance information shown is for the Institutional Share class, adjusted to reflect the expenses of the Fund's R6 class for each period for which the Fund's R6 class gross expenses would have exceeded the actual expense paid by the Fund's Institutional Share class.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAML6MT.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Ultrashort Duration Fund from July 31, 2006 to July 31, 2016, compared to the Bank of America Merrill Lynch 6-Month Treasury Bill Index (BAML6MT).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2016
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2016
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-2.46%	-0.56%	0.75%
Institutional Shares	-0.11%	0.28%	1.41%
Service Shares	-0.21%	0.18%	1.31%
Class R6 Shares[3]	-0.30%	0.02%	1.12%
BAML6MT	0.56%	0.25%	1.36%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML6MT is an unmanaged index tracking six-month U.S. Treasury securities. The BAML6MT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's R6 class commenced operations on March 29, 2016. It is anticipated that this class will have the lowest net expenses of all outstanding share classes. For the period prior to commencement of operations of the R6 class, the R6 class performance information shown is for the Institutional Share class, adjusted to reflect the expenses of the Fund's R6 class for each period for which the Fund's R6 class gross expenses would have exceeded the actual expenses paid by the Fund's Institutional Share class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	52.3%
U.S. Government Agency Securities	13.8%
Repurchase Agreements—Cash	33.9%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
Annual Shareholder Report

Portfolio of Investments
July 31, 2016
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—5.6%
	Federal National Mortgage Association ARM—5.6%
$433,853	1.602%, 9/1/2027	$440,404
461,762	1.867%, 5/1/2040	468,075
94,728	1.867%, 5/1/2040	96,031
278,806	1.867%, 8/1/2040	282,564
816,746	2.164%, 4/1/2024	841,255
4,186,221	2.256%, 1/1/2035	4,405,432
2,026,533	2.388%, 6/1/2038	2,113,504
247,307	2.450%, 7/1/2033	254,899
314,452	2.484%, 2/1/2037	328,581
8,575,929	2.484%, 2/1/2039	8,924,300
1,487,814	2.535%, 4/1/2033	1,538,757
25,364	2.540%, 12/1/2032	26,798
2,020,544	2.634%, 1/1/2035	2,110,313
1,883,519	2.646%, 6/1/2036	1,984,072
28,464	2.666%, 8/1/2032	29,898
15,839	2.715%, 2/1/2033	16,705
14,172,941	2.737%, 12/1/2035	14,967,334
1,758,124	2.775%, 8/1/2034	1,857,676
336,574	2.820%, 3/1/2033	352,611
1,118,994	2.845%, 6/1/2036	1,171,834
215,421	3.032%, 5/1/2036	224,229
1,427,680	3.077%, 9/1/2035	1,515,495
2,646,953	3.081%, 9/1/2037	2,800,966
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $46,406,609)	46,751,733
	COLLATERALIZED MORTGAGE OBLIGATIONS—46.7%
	Federal Home Loan Mortgage Corporation REMIC—6.2%
42,600	Series 1146 E, 1.531%, 9/15/2021	42,994
714,496	Series 1534 J, 1.381%, 6/15/2023	723,060
659,572	Series 1632 FB, 1.681%, 11/15/2023	670,832
315,650	Series 2111 MA, 0.981%, 1/15/2029	317,629
322,512	Series 2111 MB, 0.981%, 1/15/2029	324,534
329,374	Series 2111 MC, 0.981%, 1/15/2029	331,439
207,288	Series 2286 FA, 0.881%, 2/15/2031	207,663
250,696	Series 2292 KF, 0.738%, 7/25/2022	250,316
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$456,796	Series 2296 FC, 0.981%, 6/15/2029	$460,208
749,364	Series 2326 FJ, 1.431%, 6/15/2031	761,238
948,388	Series 2344 FP, 1.431%, 8/15/2031	963,806
479,602	Series 2367 FG, 1.101%, 6/15/2031	484,798
192,763	Series 2380 FI, 1.081%, 6/15/2031	194,709
1,215,754	Series 2380 FL, 1.081%, 11/15/2031	1,228,763
620,329	Series 2386 FE, 1.181%, 6/15/2031	628,650
252,192	Series 2389 FI, 1.231%, 6/15/2031	256,038
56,555	Series 2395 FT, 0.931%, 12/15/2031	56,745
164,241	Series 2396 FL, 1.081%, 12/15/2031	165,998
739,844	Series 2412 OF, 1.431%, 12/15/2031	751,105
780,037	Series 2418 FO, 1.381%, 2/15/2032	791,414
404,143	Series 242 F29, 0.731%, 11/15/2036	402,371
306,960	Series 244 F22, 0.831%, 12/15/2036	306,617
723,224	Series 244 F30, 0.781%, 12/15/2036	720,835
260,411	Series 2451 FC, 1.481%, 5/15/2031	265,087
21,239	Series 2452 FG, 1.031%, 3/15/2032	21,378
351,414	Series 2460 FE, 1.481%, 6/15/2032	357,618
188,700	Series 2470 FI, 0.881%, 10/15/2026	189,342
264,014	Series 2470 FW, 1.481%, 5/15/2031	268,558
252,779	Series 2470 FX, 1.481%, 5/15/2031	257,130
352,993	Series 2470 GF, 1.481%, 6/15/2032	359,224
177,714	Series 2471 FS, 0.981%, 2/15/2032	178,802
827,548	Series 2475 FL, 1.481%, 2/15/2032	842,347
551,698	Series 2476 FC, 1.481%, 2/15/2032	561,564
337,316	Series 2477 FD, 0.881%, 7/15/2032	337,737
567,243	Series 2479 FA, 0.881%, 8/15/2032	569,065
193,920	Series 2481 FC, 1.481%, 5/15/2031	196,690
25,966	Series 2488 WF, 0.881%, 8/15/2017	25,987
443,068	Series 2493 F, 0.881%, 9/15/2029	444,006
573,994	Series 2495 F, 0.881%, 9/15/2032	576,025
365,292	Series 2498 HF, 1.481%, 6/15/2032	371,741
194,897	Series 2504 FP, 0.981%, 3/15/2032	196,084
689,661	Series 2526 FC, 0.881%, 11/15/2032	690,858
652,064	Series 2530 FK, 0.881%, 6/15/2029	654,610
1,005,166	Series 2551 FD, 0.881%, 1/15/2033	1,007,501
140,294	Series 2571 FB, 0.831%, 2/15/2018	140,464
738,016	Series 2571 FK, 0.981%, 9/15/2023	742,513
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$196,330	Series 2610 FD, 0.981%, 12/15/2032	$197,303
2,917,929	Series 2631 FC, 0.881%, 6/15/2033	2,924,147
710,983	Series 2671 F, 0.931%, 9/15/2033	713,434
1,050,078	Series 2684 FV, 1.381%, 10/15/2033	1,064,437
2,639,092	Series 2711 FD, 0.981%, 4/15/2018	2,644,311
3,196,940	Series 2750 FG, 0.881%, 2/15/2034	3,209,729
6,472,672	Series 2750 FH, 0.981%, 2/15/2034	6,517,771
459,542	Series 2758 FH, 0.831%, 3/15/2019	460,506
584,423	Series 2763 FB, 0.831%, 4/15/2032	586,295
725,793	Series 2796 FD, 0.831%, 7/15/2026	727,167
1,971,992	Series 2812 LF, 0.881%, 6/15/2034	1,978,059
784,925	Series 2861 AF, 0.781%, 9/15/2034	785,746
1,288,364	Series 3036 NF, 0.781%, 8/15/2035	1,285,187
271,941	Series 3085 FW, 1.181%, 8/15/2035	274,835
1,529,961	Series 3085 VF, 0.801%, 12/15/2035	1,528,126
1,414,428	Series 3184 JF, 0.881%, 7/15/2036	1,415,913
1,248,184	Series 3191 FE, 0.881%, 7/15/2036	1,249,435
161,877	Series 3300 FA, 0.781%, 8/15/2035	161,421
162,451	Series 3325 NF, 0.781%, 8/15/2035	161,994
2,361,930	Series 3380 FP, 0.831%, 11/15/2036	2,358,240
1,658,828	Series 3542 NF, 1.231%, 7/15/2036	1,677,225
	TOTAL	52,217,374
	Federal National Mortgage Association REMIC—12.1%
385,615	Series 1993-165 FE, 1.638%, 9/25/2023	391,567
202,760	Series 1993-62 FA, 1.891%, 4/25/2023	208,395
255,450	Series 1998-22 FA, 0.882%, 4/18/2028	255,198
75,723	Series 2000-34 F, 0.938%, 10/25/2030	75,571
51,802	Series 2000-37 FA, 0.988%, 11/25/2030	51,763
178,994	Series 2001-34 FB, 0.782%, 12/18/2028	178,760
90,120	Series 2001-34 FL, 0.988%, 8/25/2031	90,701
806,645	Series 2001-46 F, 0.882%, 9/18/2031	809,682
364,302	Series 2001-53 FX, 0.838%, 10/25/2031	362,232
879,576	Series 2001-56 FG, 0.988%, 10/25/2031	884,857
154,838	Series 2001-61 FM, 0.732%, 10/18/2016	154,528
367,947	Series 2001-68 FD, 0.988%, 12/25/2031	370,697
596,620	Series 2002-17 JF, 1.488%, 4/25/2032	607,329
572,903	Series 2002-34 FC, 1.482%, 12/18/2031	583,173
351,674	Series 2002-37 F, 1.288%, 11/25/2031	355,350
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$18,310	Series 2002-39 FB, 1.032%, 3/18/2032	$18,426
305,368	Series 2002-4 FJ, 0.938%, 2/25/2032	306,374
216,137	Series 2002-41 F, 1.038%, 7/25/2032	218,123
1,735,008	Series 2002-47 NF, 1.488%, 4/25/2032	1,765,801
244,524	Series 2002-52 FD, 0.988%, 9/25/2032	245,582
372,433	Series 2002-53 FG, 1.588%, 7/25/2032	380,349
1,325,723	Series 2002-58 FD, 1.088%, 8/25/2032	1,337,898
428,362	Series 2002-64 FJ, 1.488%, 4/25/2032	436,051
340,005	Series 2002-74 FV, 0.938%, 11/25/2032	341,677
261,629	Series 2002-75 FD, 1.482%, 11/18/2032	266,262
968,784	Series 2002-77 FH, 0.882%, 12/18/2032	972,683
428,147	Series 2002-8 FA, 1.232%, 3/18/2032	434,454
167,156	Series 2002-82 FB, 0.988%, 12/25/2032	168,109
668,026	Series 2002-82 FC, 1.488%, 9/25/2032	679,775
364,032	Series 2002-82 FG, 0.938%, 12/25/2032	365,358
1,207,387	Series 2002-89 F, 0.788%, 1/25/2033	1,203,429
369,676	Series 2002-9 FH, 0.988%, 3/25/2032	371,419
267,209	Series 2002-90 FH, 0.988%, 9/25/2032	268,751
2,601,696	Series 2002-93 FJ, 1.038%, 1/25/2033	2,620,721
529,349	Series 2003-102 FT, 0.888%, 10/25/2033	529,582
1,469,364	Series 2003-107 FD, 0.988%, 11/25/2033	1,476,163
3,551,488	Series 2003-116 HF, 1.038%, 11/25/2033	3,574,862
770,817	Series 2003-117 KF, 0.888%, 8/25/2033	772,279
1,090,276	Series 2003-121 FD, 0.888%, 12/25/2033	1,092,069
334,009	Series 2003-14 FT, 0.988%, 3/25/2033	335,800
715,560	Series 2003-19 FY, 0.888%, 3/25/2033	716,996
286,559	Series 2003-2 FA, 0.988%, 2/25/2033	288,192
499,903	Series 2003-21 TF, 0.938%, 3/25/2033	501,477
344,021	Series 2003-35 FY, 0.888%, 5/25/2018	344,542
1,004,384	Series 2003-66 FA, 0.838%, 7/25/2033	1,003,586
973,213	Series 2003-79 FC, 0.938%, 8/25/2033	976,479
1,809,419	Series 2004-17 FT, 0.888%, 4/25/2034	1,811,819
2,244,497	Series 2004-2 FW, 0.888%, 2/25/2034	2,250,182
1,560,016	Series 2004-49 FN, 0.888%, 7/25/2034	1,563,598
3,585,240	Series 2004-49 FQ, 0.938%, 7/25/2034	3,600,557
2,922,235	Series 2004-51 FY, 0.868%, 7/25/2034	2,926,922
1,149,115	Series 2004-53 FC, 0.938%, 7/25/2034	1,152,696
876,251	Series 2004-64 FW, 0.938%, 8/25/2034	881,916
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$1,323,739	Series 2005-104 FA, 0.888%, 12/25/2035	$1,324,872
1,295,609	Series 2006-60 FD, 0.918%, 4/25/2035	1,301,395
6,236,628	Series 2006-75 FP, 0.788%, 8/25/2036	6,218,735
1,175,855	Series 2006-79 DF, 0.838%, 8/25/2036	1,175,535
3,590,861	Series 2006-90 FE, 0.938%, 9/25/2036	3,605,464
2,014,704	Series 2006-98 FB, 0.798%, 10/25/2036	2,009,897
5,943,998	Series 2006-W1 2AF1, 0.708%, 2/25/2046	5,858,139
1,812,330	Series 200681 FA, 0.838%, 9/25/2036	1,811,711
2,093,354	Series 2008-52 FD, 0.838%, 6/25/2036	2,089,986
33,428,762	Series 2012-116 FA, 0.788%, 10/25/2042	33,260,204
	TOTAL	102,236,700
	Government National Mortgage Association REMIC—27.5%
46,805	Series 1999-40 FE, 1.032%, 11/16/2029	46,830
230,109	Series 1999-43 FA, 0.932%, 11/16/2029	230,474
150,135	Series 2001-21 FB, 0.882%, 1/16/2027	150,453
199,605	Series 2001-22 FG, 0.832%, 5/16/2031	199,945
2,279,956	Series 2002-17 FK, 1.037%, 3/20/2032	2,299,103
523,707	Series 2004-59 FV, 0.737%, 10/20/2033	522,328
2,039,974	Series 2009-96 GF, 0.932%, 4/16/2039	2,049,544
17,143,221	Series 2011-H07 FA, 0.970%, 2/20/2061	17,061,525
27,088,280	Series 2012-H15 FB, 0.970%, 6/20/2062	26,939,571
7,794,646	Series 2012-H18 FA, 1.020%, 8/20/2062	7,766,240
6,375,354	Series 2012-H18 SA, 1.050%, 8/20/2062	6,357,147
13,493,164	Series 2012-H24 FC, 0.870%, 10/20/2062	13,353,275
27,743,416	Series 2012-H25 BF, 0.850%, 9/20/2062	27,454,879
23,378,915	Series 2012-H29 BF, 0.810%, 11/20/2062	23,107,021
20,291,806	Series 2012-H29 CF, 0.810%, 2/20/2062	20,049,601
3,651,712	Series 2012-H30 SA, 0.840%, 12/20/2062	3,603,930
17,040,363	Series 2012-H31 FA, 0.820%, 11/20/2062	16,864,711
31,373,355	Series 2015-H02 FA, 1.137%, 1/20/2065	31,145,942
32,748,181	Series 2015-H06 FB, 1.120%, 2/20/2065	32,510,318
	TOTAL	231,712,837
	Fannie Mae—0.9%
226,951	Fannie Mae BA 4035 BA 4035 FB, 0.988%, 8/25/2039	227,177
1,680,184	Fannie Mae FA, 0.988%, 9/25/2038	1,686,919
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Fannie Mae—continued
$5,300,687	Fannie Mae GS 3381 GS 3381 FC, 1.088%, 2/25/2037	$5,343,430
	TOTAL	7,257,526
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $396,905,232)	393,424,437
	GOVERNMENT AGENCIES—13.8%
	Federal Farm Credit Bank System Floating Rate Notes—9.1%[1]
5,000,000	0.462%, 7/17/2017	5,003,841
15,000,000	0.472%, 4/17/2017	15,005,274
5,000,000	0.473%, 5/19/2017	4,998,760
5,000,000	0.478%, 9/25/2017	4,994,773
1,700,000	0.528%, 3/24/2017	1,700,985
2,150,000	0.533%, 3/13/2017	2,150,844
5,400,000	0.543%, 10/11/2016	5,400,593
15,000,000	0.593%, 12/06/2016	15,012,669
5,000,000	0.622%, 6/16/2017	5,010,094
7,500,000	0.624%, 12/04/2017	7,517,220
5,000,000	0.653%, 11/28/2017	5,005,997
4,500,000	0.721%, 7/26/2017	4,507,480
	TOTAL	76,308,530
	Federal Home Loan Bank Notes—0.9%
3,000,000	0.750%, 5/25/2017	2,998,366
5,000,000	0.850%, 4/17/2017	5,003,596
	TOTAL	8,001,962
	Federal Home Loan Bank System Floating Rate Notes—1.2%[1]
10,000,000	0.782%, 8/10/2017	10,013,135
	Federal Home Loan Mortgage Corporation Notes—0.6%
5,000,000	0.750%, 3/9/2017	5,000,657
	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.2%[1]
5,000,000	0.523%, 1/12/2017	5,000,087
5,000,000	0.681%, 3/8/2018	5,006,330
	TOTAL	10,006,417
	Federal National Mortgage Association Discount Notes—0.8%[2]
7,000,000	0.500%, 9/1/2016	6,998,165
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $116,254,290)	116,328,866
Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
$55,218	7.500%, 30 Year, 1/1/2032	$66,563
245,988	7.500%, 30 Year, 8/1/2032	297,004
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $320,502)	363,567
	REPURCHASE AGREEMENTS—33.9%
135,000,000	Interest in $1,800,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,800,054,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2066 and the market value of those underlying securities was $1,839,916,837.	135,000,000
150,825,000	Interest in $1,350,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,350,039,375 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $1,377,612,286.	150,825,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	285,825,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $845,711,633)[3]	842,693,603
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(374,758)
	TOTAL NET ASSETS—100%	$842,318,845
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

As of July 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.87	$9.88	$9.89	$9.92	$9.92
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(0.04)	0.01	0.01	(0.02)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	(0.01)	(0.01)	(0.03)	0.02
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	(0.00)[2]	(0.02)
Net Asset Value, End of Period	$9.82	$9.87	$9.88	$9.89	$9.92
Total Return[3]	(0.49)%	(0.10)%	(0.10)%	(0.29)%	0.18%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.08)%	(0.19)%	(0.18)%	(0.05)%	0.17%
Expense waiver/reimbursement[4]	0.37%	0.36%	0.36%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,265	$14,369	$22,915	$29,749	$67,941
Portfolio turnover	8%	22%	9%	43%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.92	$9.91	$9.90	$9.92	$9.92
Income From Investment Operations:
Net investment income	0.04[1]	0.03[1]	0.03	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.05)	0.01	0.01	(0.02)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.04	0.04	0.02	0.06
Less Distributions:
Distributions from net investment income	(0.04)	(0.03)	(0.03)	(0.04)	(0.06)
Net Asset Value, End of Period	$9.87	$9.92	$9.91	$9.90	$9.92
Total Return[3]	(0.11)%	0.36%	0.37%	0.17%	0.63%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.39%	0.26%	0.27%	0.37%	0.62%
Expense waiver/reimbursement[4]	0.31%	0.31%	0.31%	0.30%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$525,218	$534,159	$603,301	$791,030	$658,632
Portfolio turnover	8%	22%	9%	43%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.92	$9.91	$9.90	$9.92	$9.92
Income From Investment Operations:
Net investment income	0.03[1]	0.02[1]	0.02	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.05)	0.01	0.01	(0.02)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.03	0.03	0.01	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.02)	(0.03)	(0.05)
Net Asset Value, End of Period	$9.87	$9.92	$9.91	$9.90	$9.92
Total Return[3]	(0.21)%	0.26%	0.27%	0.07%	0.53%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.29%	0.16%	0.17%	0.28%	0.51%
Expense waiver/reimbursement[4]	0.32%	0.31%	0.31%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$308,777	$346,922	$451,554	$530,997	$686,817
Portfolio turnover	8%	22%	9%	43%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$9.86
Income From Investment Operations:
Net investment income	0.02[2]
Net realized and unrealized gain on investments	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.03
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$9.87
Total Return[3]	0.28%
Ratios to Average Net Assets:
Net expenses	0.23%[4]
Net investment income	0.66%[4]
Expense waiver/reimbursement[5]	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$59
Portfolio turnover	8%[6]
1	Reflects operations for the period from March 29, 2016, (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in repurchase agreements	$285,825,000
Investment in securities	556,868,603
Total investment in securities, at value (identified cost $845,711,633)		$842,693,603
Cash		884
Income receivable		226,109
Receivable for shares sold		346,822
TOTAL ASSETS		843,267,418
Liabilities:
Payable for shares redeemed	720,023
Income distribution payable	37,133
Payable to adviser (Note 5)	7,453
Payable for transfer agent fee	51,810
Payable for portfolio accounting fees	37,199
Payable for administrative fee (Note 5)	5,399
Payable for distribution services fee (Note 5)	1,254
Payable for other service fees (Notes 2 and 5)	29,269
Payable for share registration costs	32,588
Accrued expenses (Note 5)	26,445
TOTAL LIABILITIES		948,573
Net assets for 85,359,198 shares outstanding		$842,318,845
Net Assets Consist of:
Paid-in capital		$845,209,712
Net unrealized depreciation of investments		(3,018,030)
Accumulated net realized gain on investments		102,716
Undistributed net investment income		24,447
TOTAL NET ASSETS		$842,318,845
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$8,265,317 ÷ 842,005 shares outstanding, no par value, unlimited shares authorized	$9.82
Offering price per share (100/98.00 of $9.82)	$10.02
Redemption proceeds per share	$9.82
Institutional Shares:
$525,217,877 ÷ 53,217,903 shares outstanding, no par value, unlimited shares authorized	$9.87
Service Shares:
$308,776,563 ÷ 31,293,305 shares outstanding, no par value, unlimited shares authorized	$9.87
Class R6 Shares:
$59,088 ÷ 5,985 shares outstanding, no par value, unlimited shares authorized	$9.87
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$5,249,896
Expenses:
Investment adviser fee (Note 5)		$3,205,321
Administrative fee (Note 5)		638,025
Custodian fees		39,601
Transfer agent fee		441,220
Directors'/Trustees' fees (Note 5)		8,775
Auditing fees		31,100
Legal fees		8,745
Portfolio accounting fees		152,182
Distribution services fee (Note 5)		27,452
Other service fees (Notes 2 and 5)		359,807
Share registration costs		66,841
Printing and postage		23,123
Miscellaneous (Note 5)		27,574
TOTAL EXPENSES		5,029,766
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,508,565)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(60,779)
TOTAL WAIVERS AND REIMBURSEMENT		(2,569,344)
Net expenses			2,460,422
Net investment income			2,789,474
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			367,684
Net change in unrealized appreciation of investments			(4,820,402)
Net realized and unrealized loss on investments			(4,452,718)
Change in net assets resulting from operations			$(1,663,244)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,789,474	$2,172,788
Net realized gain (loss) on investments	367,684	(150,577)
Net change in unrealized appreciation/depreciation of investments	(4,820,402)	1,015,801
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,663,244)	3,038,012
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,852)	—
Institutional Shares	(1,810,373)	(1,533,737)
Service Shares	(960,271)	(633,728)
Class R6 Shares	(29)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,772,525)	(2,167,465)
Share Transactions:
Proceeds from sale of shares	616,707,826	437,660,043
Net asset value of shares issued to shareholders in payment of distributions declared	2,460,959	1,957,966
Cost of shares redeemed	(667,864,100)	(622,808,960)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,695,315)	(183,190,951)
Change in net assets	(53,131,084)	(182,320,404)
Net Assets:
Beginning of period	895,449,929	1,077,770,333
End of period (including undistributed net investment income of $24,447 and $7,498, respectively)	$842,318,845	$895,449,929
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.
The Fund commenced offering Class R6 Shares on March 29, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally, traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class R Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,569,344 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$6,168	$—
Institutional Shares	245,270	(23,315)
Service Shares	189,782	(31,123)
TOTAL	$441,220	$(54,438)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$27,452
Service Shares	332,355
TOTAL	$359,807
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	482,462	$4,745,028	547,828	$5,411,613
Shares issued to shareholders in payment of distributions declared	185	1,818	—	—
Shares redeemed	(1,095,994)	(10,775,923)	(1,411,122)	(13,941,312)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(613,347)	$(6,029,077)	(863,294)	$(8,529,699)

Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,850,223	$561,852,055	37,808,073	$374,688,004
Shares issued to shareholders in payment of distributions declared	152,742	1,508,022	134,410	1,332,163
Shares redeemed	(57,646,916)	(569,693,540)	(44,963,239)	(445,712,576)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(643,951)	$(6,333,463)	(7,020,756)	$(69,692,409)

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,057,784	$49,983,298	5,807,273	$57,560,426
Shares issued to shareholders in payment of distributions declared	96,362	951,090	63,143	625,803
Shares redeemed	(8,843,276)	(87,326,230)	(16,459,884)	(163,155,072)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,689,130)	$(36,391,842)	(10,589,468)	$(104,968,843)

	Period Ended 7/31/2016[1]		2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,913	$127,445	—	$—
Shares issued to shareholders in payment of distributions declared	3	29	—	—
Shares redeemed	(6,931)	(68,407)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,985	$59,067	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,940,443)	$(48,695,315)	(18,473,518)	$(183,190,951)
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to July 31, 2016.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$2,772,525	$2,167,465
As of July 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$24,447
Undistributed long term capital gains	$102,716
Net unrealized depreciation	$(3,018,030)
At July 31, 2016, the cost of investments for federal tax purposes was $845,711,633. The net unrealized depreciation of investments for federal tax was $3,018,030. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,055,866 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,073,896.
The Fund used capital loss carryforwards of $264,968 to offset capital gains realized during the year ended July 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Prior to June 8, 2016, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $2,508,565 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$27,452	$(6,341)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC retained $10,529 of fees paid by the Fund. For the year ended July 31, 2016, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2016, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended July 31, 2016, FSSC received $902 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's, Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25%, 0.35% and 0.23% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2017 (April 1, 2017, with respect to Class R6 Shares); or (b) the date of the Fund's next effective
Annual Shareholder Report

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated institutional trust AND SHAREHOLDERS OF federated government ultrashort duration fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.20	$3.48
Institutional Shares	$1,000	$1,002.40	$1.24
Service Shares	$1,000	$1,001.90	$1.74
R6 Shares	$1,000	$1,002.80	$0.79[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.38	$3.52
Institutional Shares	$1,000	$1,023.62	$1.26
Service Shares	$1,000	$1,023.12	$1.76
R6 Shares	$1,000	$1,023.72	$1.16[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Institutional Shares	0.25%
Service Shares	0.35%
R6 Shares	0.23%
2	“Actual” expense information for the Fund's R6 Shares is for the period from March 29, 2016 (date of initial investment) to July 31, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by 125/366 (to reflect the period from initial investment to July 31, 2016). “Hypothetical” expense information for R6 is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund
Annual Shareholder Report

family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
28968 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $96,040

Fiscal year ended 2015 - $85,950

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $87

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $84 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $77,278

Fiscal year ended 2015 - $67,073

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., including the registrant’s investment adviser (“Adviser”), for which EY serves as independent public accountant, the Adviser, and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2016